Summary of Significant Accounting Principles (Details) (USD $)	12 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Building [Member]	Dec. 31, 2011 Furniture and Equipment [Member]	Dec. 31, 2011 Commercial Portfolio Segment [Member] Accounting Standards Update 2011-02 [Member]	Sep. 30, 2011 Commercial Portfolio Segment [Member] Accounting Standards Update 2011-02 [Member]	Dec. 31, 2011 Consumer Portfolio Segment [Member] Accounting Standards Update 2011-02 [Member]	Dec. 31, 2011 Home Loans [Member] Accounting Standards Update 2011-02 [Member]	Dec. 31, 2011 Home Equity [Member]
Accounting Policy Dates [Abstract]
Terminated Cash Flow Hedges, Maximum Length of Time Over Which Forecasted Transactions Are Hedged	25 years
Terminated Cash Flow Hedges, Maximum Length of Time Over Which Forecasted Transactions Are Hedged For Substantial Number	10 years
For Open or Future Cash Flow Hedges, Maximum Length of Time over Which Forecasted Transactions Hedged	7 years
Non-bankrupt Credit Card Loans and Unsecured Consumer Loans Charge Off Period	180 days
Outstanding Balance of Real Estate Secured Loans Charge Off Period	180 days
Personal Property Secured Loans Charge off Period	120 days
Unsecured Accounts in Bankruptcy Including Credit Cards, Charge off Period	60 days
Period Secured Products Are Written Down to the Collateral Value	60 days
Period Real Estate Secured Loans Placed on Nonaccrual Status and Classified as Nonperforming	90 days
Period for Sustained Repayment Performance	6 months
Period Commercial Loans and Leases Placed on Nonaccrual Status and Classified as Nonperforming	90 days
Commercial Loans and Leases Modified in a Troubled Debt Restructuring Placed on Nonaccrual Status and reported as nonperforming	6 months
Period Business card loans are charged off	180 days
Period for receipt of notification of bankruptcy filing	60 days
Property, Plant and Equipment, Estimated Useful Lives			40 years	12 years
Period Uncollected fees are Written off for Card Receivables	180 days
Period Uncollected Fees are Written off	60 days
In Text Details [Abstract]
Financing Receivable, Modifications, Recorded Investment					$ 1,100,000,000	$ 1,100,000,000		$ 2,600,000,000
Securities Held as Collateral, at Fair Value	393,900,000,000	401,700,000,000
Securities Received as Collateral, Amount Repledged and Sold	287,700,000,000	257,600,000,000
New Accounting Pronouncement or Change in Accounting Principle, Loans and Leases Receivable Effected					402,000,000
New Accounting Pronouncement or Change in Accounting Principle, Loans and Leases Receivable Allowance Effected							$ 27,000,000	$ 154,000,000
Loss Severity on Loans in Second Lien Position									10000.00%